Fees Summary	Apr. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000
Previously Paid Amount	0
Total Fee Amount	765,500
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $5,000,000,000.
Net Fee	$ 765,500
Narrative - Max Aggregate Offering Price	$ 5,000,000,000
Final Prospectus	true